Regulatory and Net Capital Requirements (FY) (Details) $ in Thousands, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 HKD ($)
Regulatory Assets [Line Items]
Minimum net capital percent	6.6666%	6.6666%
GRV Securities LLC
Regulatory Assets [Line Items]
Minimum net capital amount	$ 5
Net capital	1,000
Excess net capital	$ 1,000
Aggregate indebtedness ratio	0.22	0.22
GCM Investments Japan K.K.
Regulatory Assets [Line Items]
Capital adequacy percent	447.10%	447.10%
GCM Investments Hong Kong Limited
Regulatory Assets [Line Items]
Liquid capital minimum requirement	$ 387	$ 3.0
Liquid capital	$ 2,600	$ 20.3